[LOGO]
LIBERTY
COLONIAL  CRABBE HUSON  NEWPORT  STEIN ROE ADVISOR


May 5, 2000

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.

Washington, D.C. 20549

Re:      Liberty Funds Trust IV

         Colonial Intermediate Tax-Exempt Fund

         Colonial Tax-Exempt Fund

         Colonial Tax-Exempt Insured Fund (the "Funds")

         File Nos. 811-2865 & 2-62492

Dear Sir/Madam:

Pursuant to the requirements of Rule 497(e), submitted for filing via EDGAR is the form of a Prospectus Supplement dated May 5, 2000, which is now being used in connection with the public offering and sale of shares of the Funds. Please be advised that the Funds' Statement of Additional Information and Annual Report (each of which was filed via EDGAR) have not been revised since the date of the last filing.

Sincerely,

Colonial Intermediate Tax-Exempt Fund
Colonial Tax-Exempt Fund
Colonial Tax-Exempt Insured Fund

William Ballou

/s/William Ballou
Assistant Secretary

Enclosures

cc:        M. Muller (Ropes & Gray)
           J. DiMaria (PWC)
           Deborah Young (2)
           Ronnie Wallace
           Bill Loring
           Gary Swayze
           Brian Hartford
           Blue Sky

One Financial Center, Boston, MA 02111-2621


                                             COLONIAL TAX-EXEMPT FUND
                                         COLONIAL TAX-EXEMPT INSURED FUND

                                       COLONIAL INTERMEDIATE TAX-EXEMPT FUND

                                   Supplement to Prospectus dated April 1, 2000

Effective May 1, 2000, the Funds' Prospectus is amended as follows:

Joanne T. Costopoulos will no longer manage the Fund.

As a result, the caption PORTFOLIO MANAGERS is revised as follows:

Veronica Wallace,  a vice president of Stein Roe & Farnham  Incorporated  (Stein
Roe), co-manages the Colonial Intermediate Tax-Exempt Fund. Miss Wallace joined Stein Roe in June of 1965 as an account administrator. Miss Wallace has been a portfolio manager of Stein Roe and Colonial Management Associates, Inc. (Colonial) municipal funds since 1995.

William C. Loring, a senior vice president of Colonial, co-manages the
Colonial Intermediate Tax-Exempt Fund.   Mr. Loring has managed various other
Colonial tax-exempt funds since 1986.

Gary Swayze, a senior vice president of Colonial, has managed the Colonial Tax-Exempt Insured Fund since September 1997. Prior to joining Colonial in 1997, Mr. Swayze was a portfolio manager and group leader at Fidelity Management and Research Company from June, 1980 to June, 1995.

Brian M. Hartford, a senior vice president of Colonial, has co-managed the Colonial Tax-Exempt Fund since May, 1997. Mr. Hartford has managed various other Colonial tax-exempt funds since 1993.

Miss Wallace, Messrs. Loring, Swayze, and Hartford all became joint employees of Colonial and Stein Roe on March 15, 2000. Both Colonial and Stein Roe are indirect wholly-owned subsidiaries of Liberty Financial Companies (LFC).

TEF-36/321B-0500                          May 5, 2000